Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	$5,729	$5,601,702
WPP Finance 2010, 3.75%, 09/19/24(a)	4,350	4,237,335
		9,839,037
Aerospace & Defense — 1.2%
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/11/23)	12,644	12,346,613
1.95%, 02/01/24	4,263	4,177,271
2.80%, 03/01/24 (Call 02/01/24)(a)	1,621	1,589,536
2.85%, 10/30/24 (Call 07/30/24)(a)	1,672	1,611,791
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	3,951	3,802,759
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	1,668	1,639,828
RTX Corp., 3.20%, 03/15/24 (Call 01/15/24)	5,755	5,660,100
		30,827,898
Agriculture — 1.5%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,994	1,969,593
4.00%, 01/31/24(a)	3,635	3,596,687
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	5,319	5,141,665
3.22%, 08/15/24 (Call 06/15/24)	14,412	14,024,173
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	5,026	4,924,475
3.25%, 11/10/24	4,461	4,337,475
5.13%, 11/15/24	3,942	3,929,267
		37,923,335
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	542	527,363
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25(a)	205	200,933
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	1,991	1,958,318
		2,686,614
Auto Manufacturers — 4.0%
American Honda Finance Corp.
0.55%, 07/12/24	9,722	9,276,344
0.75%, 08/09/24(a)	4,207	4,008,850
2.15%, 09/10/24	4,092	3,947,593
2.40%, 06/27/24(a)	3,318	3,223,570
2.90%, 02/16/24	2,831	2,788,195
3.55%, 01/12/24(a)	3,034	3,005,268
General Motors Financial Co. Inc.
1.05%, 03/08/24	4,640	4,503,723
1.20%, 10/15/24(a)	5,170	4,902,401
3.50%, 11/07/24 (Call 09/07/24)(a)	4,425	4,298,578
3.95%, 04/13/24 (Call 02/13/24)(a)	6,004	5,916,882
5.10%, 01/17/24 (Call 12/17/23)(a)	6,677	6,653,030
PACCAR Financial Corp.
0.35%, 02/02/24	2,167	2,109,119
0.50%, 08/09/24	2,458	2,336,083
0.90%, 11/08/24(a)	2,828	2,671,810
2.15%, 08/15/24(a)	2,249	2,172,939
3.15%, 06/13/24(a)	3,440	3,371,269
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	$6,360	$6,158,897
2.36%, 07/02/24(a)	2,065	2,004,805
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	3,744	3,656,390
0.50%, 06/18/24(a)	4,940	4,724,171
0.63%, 09/13/24	5,250	4,980,202
2.00%, 10/07/24	2,744	2,639,481
2.50%, 03/22/24(a)	1,140	1,116,596
2.90%, 04/17/24(a)	3,890	3,813,639
3.35%, 01/08/24(a)	1,534	1,518,568
4.40%, 09/20/24	4,815	4,762,565
		100,560,968
Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	5,929	5,821,626

Banks — 27.1%
Banco Santander SA
2.71%, 06/27/24(a)	8,235	7,993,467
3.89%, 05/24/24	8,050	7,914,921
Bank of America Corp.
4.00%, 04/01/24	11,337	11,207,531
4.13%, 01/22/24(a)	10,601	10,525,945
4.20%, 08/26/24(a)	16,550	16,272,953
Bank of Montreal
0.63%, 07/09/24(a)	9,109	8,684,521
2.15%, 03/08/24(a)	1,239	1,211,246
2.50%, 06/28/24	5,848	5,683,496
5.20%, 12/12/24	3,695	3,676,377
Series E, 3.30%, 02/05/24(a)	9,918	9,790,157
Series H, 4.25%, 09/14/24	6,130	6,039,950
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)(a)	3,100	2,981,859
2.10%, 10/24/24(a)	5,612	5,390,719
3.25%, 09/11/24 (Call 08/11/24)(a)	2,957	2,880,236
3.40%, 05/15/24 (Call 04/15/24)	2,519	2,472,625
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	3,610	3,567,980
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	3,944	3,725,187
Bank of Nova Scotia (The)
0.65%, 07/31/24	5,103	4,851,932
0.70%, 04/15/24	7,160	6,908,183
2.44%, 03/11/24	4,073	3,990,562
3.40%, 02/11/24(a)	5,660	5,587,269
5.25%, 12/06/24	3,545	3,528,303
Barclays Bank PLC, 3.75%, 05/15/24(a)	4,210	4,141,587
Barclays PLC, 4.38%, 09/11/24	6,564	6,417,951
BNP Paribas SA, 4.25%, 10/15/24	6,100	5,967,447
BPCE SA, 4.00%, 04/15/24	8,042	7,939,706
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	4,280	4,045,670
3.10%, 04/02/24(a)	6,358	6,238,406
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	11,303	11,192,683
Citigroup Inc.
3.75%, 06/16/24	4,286	4,214,510
4.00%, 08/05/24(a)	3,996	3,925,391
Comerica Bank, 2.50%, 07/23/24(a)	3,205	3,062,089
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	2,550	2,487,882
3.88%, 08/22/24	7,185	7,056,460

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 09/28/23)(a)	$800	$762,336
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,404	5,246,149
3.63%, 09/09/24	14,402	13,974,117
4.75%, 08/09/24	4,930	4,844,711
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,873	3,777,802
Deutsche Bank AG/New York NY
0.90%, 05/28/24	5,670	5,427,891
3.70%, 05/30/24(a)	4,273	4,182,156
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	4,419	4,221,868
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	8,638	8,533,826
4.30%, 01/16/24 (Call 12/16/23)	3,565	3,529,136
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24(a)	10,283	10,100,580
3.63%, 02/20/24 (Call 01/20/24)(a)	6,595	6,514,145
3.85%, 07/08/24 (Call 04/08/24)(a)	13,891	13,642,907
4.00%, 03/03/24(a)	13,546	13,399,839
5.70%, 11/01/24	11,639	11,628,525
HSBC Holdings PLC, 4.25%, 03/14/24	9,423	9,307,191
HSBC USA Inc.
3.50%, 06/23/24	4,475	4,382,144
3.75%, 05/24/24(a)	6,170	6,064,308
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)(a)	4,355	4,209,020
ING Groep NV, 3.55%, 04/09/24(a)	7,047	6,934,248
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	1,505	1,497,309
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	10,154	9,998,644
3.88%, 02/01/24	6,774	6,714,186
3.88%, 09/10/24	15,837	15,522,002
Lloyds Banking Group PLC
3.90%, 03/12/24(a)	7,002	6,909,364
4.50%, 11/04/24	4,997	4,883,068
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	2,839	2,774,441
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24(a)	6,309	6,134,868
3.41%, 03/07/24(a)	8,076	7,961,886
Morgan Stanley
3.70%, 10/23/24(a)	16,767	16,393,934
Series F, 3.88%, 04/29/24	16,513	16,288,093
National Australia Bank Ltd./New York, 5.13%, 11/22/24(a)	7,930	7,899,152
National Bank of Canada, 0.75%, 08/06/24	3,915	3,704,490
PNC Bank NA
3.30%, 10/30/24 (Call 09/30/24)(a)	3,019	2,931,540
2.50%, 08/27/24 (Call 07/27/24)	3,537	3,416,494
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	3,303	3,161,995
3.50%, 01/23/24 (Call 12/24/23)	5,861	5,796,763
3.90%, 04/29/24 (Call 03/29/24)(a)	4,248	4,177,738
Royal Bank of Canada
0.43%, 01/19/24(a)	4,241	4,140,955
0.65%, 07/29/24	4,045	3,848,453
0.75%, 10/07/24(a)	5,446	5,140,316
2.25%, 11/01/24	8,003	7,685,761
2.55%, 07/16/24(a)	8,061	7,819,573
3.97%, 07/26/24	7,330	7,204,877
5.66%, 10/25/24	2,695	2,697,426
Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	$6,103	$5,962,265
Santander UK PLC
2.88%, 06/18/24(a)	2,165	2,104,900
4.00%, 03/13/24(a)	6,375	6,296,077
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,812	2,751,092
3.95%, 01/10/24	2,155	2,135,562
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	2,225	2,172,179
2.45%, 09/27/24	5,613	5,397,798
2.70%, 07/16/24	10,717	10,403,099
Toronto-Dominion Bank (The)
0.55%, 03/04/24(a)	3,670	3,556,854
0.70%, 09/10/24	5,675	5,371,387
1.25%, 12/13/24	3,205	3,023,469
2.35%, 03/08/24(a)	4,270	4,182,764
2.65%, 06/12/24(a)	8,259	8,041,953
3.25%, 03/11/24	5,547	5,457,804
4.29%, 09/13/24	4,955	4,880,923
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)(a)	6,008	5,721,478
3.20%, 04/01/24 (Call 03/01/24)(a)	6,761	6,643,021
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	5,930	5,744,035
2.85%, 10/26/24 (Call 09/26/24)(a)	5,223	5,035,547
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)(a)	7,049	6,828,578
3.38%, 02/05/24 (Call 01/05/24)(a)	6,520	6,440,717
3.60%, 09/11/24 (Call 08/11/24)(a)	5,953	5,819,891
3.70%, 01/30/24 (Call 12/29/23)(a)	3,188	3,153,729
Wells Fargo & Co.
3.30%, 09/09/24	13,713	13,397,190
3.75%, 01/24/24 (Call 12/22/23)(a)	14,507	14,360,769
4.48%, 01/16/24(a)	3,385	3,362,219
Westpac Banking Corp.
1.02%, 11/18/24	7,125	6,735,334
3.30%, 02/26/24(a)	6,105	6,020,629
5.35%, 10/18/24	6,602	6,592,691
		674,555,382
Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	3,745	3,609,955
Constellation Brands Inc.
3.60%, 05/09/24(a)	3,655	3,591,768
4.75%, 11/15/24	2,641	2,614,062
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	2,991	2,872,407
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 08/11/23)(a)	5,737	5,561,907
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	4,877	4,822,134
		23,072,233
Biotechnology — 0.6%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	7,033	6,914,353
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	9,038	8,918,066
		15,832,419
Building Materials — 0.5%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(a)(b)	2,560	2,508,211
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	2,088	2,059,227

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	$2,985	$2,924,375
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	3,864	3,763,884
		11,255,697
Chemicals — 1.3%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	1,655	1,620,626
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	2,370	2,320,514
5.90%, 07/05/24(a)	10,230	10,211,688
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)(a)	2,025	2,000,660
Linde Inc., 4.80%, 12/05/24(a)	395	393,779
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	4,040	4,029,415
Nutrien Ltd., 5.90%, 11/07/24.	1,573	1,576,697
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	1,587	1,533,518
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	4,118	4,036,587
4.05%, 08/08/24	2,195	2,157,597
Westlake Corp., 0.88%, 08/15/24 (Call 08/11/23)(a)	2,175	2,062,444
		31,943,525
Commercial Services — 0.9%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	4,126	3,949,902
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	2,774	2,618,961
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	2,485	2,426,304
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	3,864	3,836,257
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)(a)	7,803	7,523,419
Quanta Services Inc., 0.95%, 10/01/24 (Call 08/31/23)	2,242	2,118,219
		22,473,062
Computers — 3.0%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)(a)	2,977	2,874,532
2.85%, 05/11/24 (Call 03/11/24)(a)	7,297	7,153,979
3.00%, 02/09/24 (Call 12/09/23)	5,804	5,730,347
3.45%, 05/06/24(a)	9,541	9,412,292
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)	6,072	5,967,258
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,891	2,790,017
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	6,107	5,928,065
5.90%, 10/01/24	7,760	7,768,846
International Business Machines Corp.
3.00%, 05/15/24	15,183	14,895,738
3.63%, 02/12/24(a)	9,212	9,112,050
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	2,278	2,208,885
		73,842,009
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,417	1,399,458
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	2,754	2,643,096
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24 (Call 08/16/23)(a)	3,543	3,473,097
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/16/23)	2,932	2,792,466
2.60%, 05/05/24 (Call 03/05/24)(a)	5,059	4,945,426
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$2,604	$2,564,549
		17,818,092
Diversified Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	14,940	14,118,001
2.88%, 08/14/24 (Call 07/14/24)(a)	5,104	4,932,353
3.15%, 02/15/24 (Call 01/15/24)(a)	4,465	4,391,551
4.88%, 01/16/24 (Call 12/16/23)	4,385	4,358,690
Series 3NC1, 1.75%, 10/29/24 (Call 08/31/23)(a)	5,404	5,113,805
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	1,594	1,577,375
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	3,912	3,798,943
0.80%, 08/18/24 (Call 07/18/24)(a)	3,915	3,710,363
4.25%, 02/01/24 (Call 01/01/24)	3,551	3,517,194
4.25%, 09/15/24 (Call 06/15/24)	3,559	3,491,130
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	3,027	2,974,058
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,836	3,757,477
5.13%, 09/30/24	3,998	3,929,314
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	8,207	7,948,233
3.00%, 10/30/24 (Call 09/29/24)(a)	9,166	8,888,912
3.38%, 05/03/24	8,910	8,758,797
3.40%, 02/22/24 (Call 01/22/24)	6,517	6,429,933
3.63%, 12/05/24 (Call 11/04/24)	3,502	3,407,026
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	3,832	3,745,320
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	1,892	1,814,031
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	1,526	1,506,025
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	8,080	7,803,422
3.75%, 04/24/24 (Call 03/24/24)	4,062	3,993,840
3.90%, 01/29/24 (Call 12/29/23)(a)	6,749	6,675,841
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	7,532	7,293,838
3.55%, 02/01/24 (Call 01/01/24)	2,946	2,907,702
3.75%, 04/01/24 (Call 03/02/24)(a)	2,345	2,313,436
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/23)(a)	3,043	2,916,320
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	2,722	2,647,199
Invesco Finance PLC, 4.00%, 01/30/24(a)	3,466	3,430,924
Mastercard Inc., 3.38%, 04/01/24(a)	6,036	5,946,607
ORIX Corp.
3.25%, 12/04/24(a)	3,255	3,135,867
4.05%, 01/16/24(a)	2,017	1,999,412
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	2,369	2,308,851
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,996	2,935,930
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	6,390	6,242,199
4.38%, 03/19/24 (Call 02/19/24)	3,370	3,315,608
		168,035,527
Electric — 6.4%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,519	2,429,928
American Electric Power Co. Inc., 2.03%, 03/15/24(a)	4,737	4,621,844
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	3,273	3,153,175
Black Hills Corp., 1.04%, 08/23/24 (Call 08/16/23)	3,760	3,572,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	$3,097	$2,983,247
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	2,160	2,149,870
Dominion Energy Inc., 3.07%, 08/15/24(a)(b)	5,857	5,686,971
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	3,197	3,154,832
DTE Energy Co.
4.22%, 11/01/24(b)	5,801	5,698,090
Series C, 2.53%, 10/01/24(b)	3,376	3,249,704
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	5,944	5,862,270
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	3,231	3,139,498
Emera U.S. Finance LP, 0.83%, 06/15/24	1,913	1,815,494
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,324	1,298,050
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	2,375	2,332,678
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 08/11/23)	5,899	5,600,865
5.40%, 11/01/24	1,590	1,585,389
5.59%, 10/01/24(a)	948	948,047
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	5,152	4,957,770
Eversource Energy
4.20%, 06/27/24	4,910	4,840,965
Series L, 2.90%, 10/01/24 (Call 08/01/24)	3,039	2,937,984
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)(a)	2,501	2,454,206
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	3,000	2,888,910
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	3,196	3,097,915
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(a)	2,504	2,440,248
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	3,413	3,345,184
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	3,730	3,645,478
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,598	1,554,263
2.95%, 02/07/24 (Call 12/07/23)(a)	2,739	2,699,887
Series D, 1.00%, 10/18/24	2,606	2,466,970
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 08/31/23)(a)	4,702	4,618,116
4.20%, 06/20/24	3,882	3,830,175
4.26%, 09/01/24	5,999	5,909,015
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	3,261	3,178,627
Pacific Gas and Electric Co.
3.25%, 02/16/24 (Call 08/15/23)	4,070	4,005,124
3.40%, 08/15/24 (Call 05/15/24)(a)	4,064	3,952,728
3.75%, 02/15/24 (Call 11/15/23)(a)	1,730	1,705,382
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)(a)	1,619	1,594,019
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	1,780	1,755,792
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	4,745	4,619,827
Southern California Edison Co.
1.10%, 04/01/24 (Call 08/31/23)	3,789	3,668,472
Series K, 0.98%, 08/01/24	3,075	2,934,841
Southern Co. (The)
4.48%, 08/01/24(a)(b)	5,564	5,484,045
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	4,040	3,920,497
Security	Par (000)	Value

Electric (continued)
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	$2,030	$1,986,010
Tampa Electric Co., 3.88%, 07/12/24(a)	1,995	1,962,581
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	2,022	1,992,398
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	1,402	1,382,666
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	2,820	2,734,526
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	1,959	1,870,904
		159,718,455
Electronics — 1.1%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)(a)	2,711	2,622,838
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	2,890	2,837,373
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	3,697	3,597,477
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	5,705	5,527,289
4.85%, 11/01/24	2,065	2,057,050
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	2,852	2,809,077
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 08/11/23)	3,740	3,553,935
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	2,631	2,589,036
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	2,271	2,220,357
		27,814,432
Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	6,269	6,069,709

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	6,538	6,465,232
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	2,466	2,436,778
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,093	1,051,357
Hormel Foods Corp., 0.65%, 06/03/24 (Call 08/16/23)(a)	2,690	2,580,678
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	2,720	2,696,091
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	4,514	4,397,268
Mondelez International Inc., 2.13%, 03/17/24	3,040	2,971,418
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	6,490	6,373,699
		28,972,521
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	1,208	1,187,863

Gas — 0.4%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	629	608,394
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,575	4,386,510
ONE Gas Inc.
1.10%, 03/11/24 (Call 08/16/23)(a)	2,463	2,393,987
3.61%, 02/01/24 (Call 11/01/23)(a)	1,050	1,036,875
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	2,681	2,607,004
		11,032,770
Health Care - Products — 1.8%
Baxter International Inc., 1.32%, 11/29/24(a)	7,173	6,789,316

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)(a)	$2,829	$2,789,931
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	5,011	4,813,717
GE HealthCare Technologies Inc., 5.55%, 11/15/24(a)	5,395	5,389,119
Revvity Inc., 0.85%, 09/15/24 (Call 08/11/23)	2,720	2,573,093
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	4,091	4,012,494
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 08/11/23)	13,644	12,954,432
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 08/11/23)	5,992	5,677,001
		44,999,103
Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	5,081	4,957,837
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)(a)	1,918	1,850,697
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)	4,885	4,739,574
3.50%, 08/15/24 (Call 05/15/24)(a)	4,962	4,852,092
HCA Inc., 5.00%, 03/15/24	9,799	9,731,289
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	4,326	4,232,904
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	3,103	2,964,792
3.25%, 09/01/24 (Call 07/01/24)	3,456	3,360,269
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	1,343	1,327,931
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 08/11/23)	1,690	1,625,222
2.38%, 08/15/24	5,039	4,884,706
3.50%, 02/15/24(a)	3,949	3,904,692
5.00%, 10/15/24	4,632	4,621,671
		53,053,676
Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)(a)	5,226	5,128,431
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	2,991	2,827,033
2.35%, 11/22/24(a)	2,130	2,008,270
Blue Owl Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	2,600	2,574,494
FS KKR Capital Corp.
1.65%, 10/12/24	2,879	2,700,358
4.63%, 07/15/24 (Call 06/15/24)(a)	2,107	2,067,367
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)(a)	2,798	2,728,694
Main Street Capital Corp., 5.20%, 05/01/24(a)	2,830	2,794,399
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	2,297	2,229,055
		25,058,101
Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	4,145	3,997,272
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	4,212	4,174,345
5.88%, 11/15/24 (Call 05/15/24)	3,425	3,429,315
		11,600,932
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	370	359,784
Whirlpool Corp., 4.00%, 03/01/24(a)	1,400	1,384,768
		1,744,552
Security	Par (000)	Value

Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/11/23)(a)	$1,757	$1,665,636

Insurance — 1.5%
American International Group Inc., 4.13%, 02/15/24(a)	2,644	2,613,911
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)(a)	3,547	3,477,799
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,519	1,504,402
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	2,767	2,714,925
Chubb INA Holdings Inc., 3.35%, 05/15/24(a)	3,665	3,602,878
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	3,084	3,033,608
First American Financial Corp., 4.60%, 11/15/24(a)	750	735,668
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	3,256	3,201,039
3.88%, 03/15/24 (Call 02/15/24)(a)	5,211	5,149,510
MetLife Inc., 3.60%, 04/10/24(a)	5,469	5,386,910
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	1,379	1,357,129
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	3,532	3,456,804
		36,234,583
Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	9,544	9,284,499
Alphabet Inc., 3.38%, 02/25/24(a)	4,015	3,966,940
Amazon.com Inc.
0.45%, 05/12/24(a)	9,287	8,932,330
2.73%, 04/13/24	5,085	4,985,232
2.80%, 08/22/24 (Call 06/22/24)	10,645	10,361,524
3.80%, 12/05/24 (Call 09/05/24)(a)	6,345	6,238,658
4.70%, 11/29/24	3,395	3,375,037
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	2,445	2,417,445
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	6,625	6,485,213
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,693	2,625,109
		58,671,987
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	2,749	2,636,373

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/16/23)	2,808	2,664,680

Lodging — 0.3%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 08/16/23)	4,481	4,288,138
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	4,285	4,213,912
		8,502,050
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.45%, 05/17/24(a)	2,962	2,847,430
0.60%, 09/13/24(a)	3,590	3,401,417
0.95%, 01/10/24	1,934	1,894,991
2.15%, 11/08/24	5,356	5,150,490
2.85%, 05/17/24(a)	2,299	2,249,710
3.25%, 12/01/24(a)	3,113	3,033,992
3.30%, 06/09/24(a)	1,924	1,887,367
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	3,641	3,588,096
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	2,491	2,468,980
John Deere Capital Corp.
0.45%, 01/17/24(a)	3,549	3,468,047
0.45%, 06/07/24	2,565	2,457,065

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.63%, 09/10/24	$3,170	$3,006,618
0.90%, 01/10/24(a)	540	529,357
2.60%, 03/07/24(a)	2,905	2,852,013
2.65%, 06/24/24(a)	3,395	3,310,532
3.35%, 06/12/24(a)	2,820	2,767,520
3.45%, 01/10/24(a)	1,342	1,328,795
4.55%, 10/11/24(a)	165	163,876
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	4,338	4,287,245
		50,693,541
Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	5,582	5,507,424
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	2,712	2,630,667
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	4,381	4,329,173
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	3,787	3,686,076
3.30%, 11/21/24 (Call 08/21/24)(a)	2,511	2,430,221
3.65%, 06/15/24	7,605	7,461,342
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 08/11/23)(a)	3,330	3,216,414
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	2,256	2,232,628
		31,493,945
Media — 1.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	6,476	6,424,192
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	90	88,780
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	2,054	2,025,901
3.90%, 11/15/24 (Call 08/15/24)	2,671	2,597,654
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	6,489	6,425,408
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	8,797	8,461,219
3.70%, 09/15/24 (Call 06/15/24)	4,346	4,262,904
		30,286,058
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	1,282	1,252,847

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	3,851	3,783,646
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	3,155	3,156,230
		6,939,876
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	3,514	3,490,632

Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)(a)	2,729	2,687,765
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	5,273	5,192,376
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)(a)	4,047	3,978,160
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	5,790	5,681,669
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)(a)	3,077	3,060,292
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	5,853	5,651,071
Security	Par (000)	Value

Oil & Gas (continued)
3.18%, 03/15/24 (Call 12/15/23)(a)	$4,023	$3,958,954
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	2,106	2,061,732
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)(a)	4,786	4,674,630
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 06/15/24)	5,265	5,119,949
Phillips 66, 0.90%, 02/15/24 (Call 08/16/23)	2,340	2,278,083
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	6,770	6,499,945
TotalEnergies Capital International SA
3.70%, 01/15/24(a)	5,209	5,162,015
3.75%, 04/10/24	6,564	6,476,896
		62,483,537
Packaging & Containers — 0.2%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	2,084	2,039,694
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	3,579	3,462,074
		5,501,768
Pharmaceuticals — 4.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	19,558	18,831,420
3.85%, 06/15/24 (Call 03/15/24)	5,021	4,944,580
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)(a)	2,583	2,534,465
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 08/11/23)	8,276	7,953,153
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	6,173	6,050,898
3.73%, 12/15/24 (Call 09/15/24)	4,774	4,657,276
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	12,436	12,139,774
3.63%, 05/15/24 (Call 02/15/24)(a)	1,915	1,887,003
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	4,724	4,611,427
3.50%, 11/15/24 (Call 08/15/24)(a)	2,777	2,695,190
Cigna Group (The)
0.61%, 03/15/24 (Call 08/11/23)	2,817	2,726,293
3.50%, 06/15/24 (Call 03/17/24)(a)	4,879	4,790,836
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	5,982	5,804,335
3.38%, 08/12/24 (Call 05/12/24)(a)	4,404	4,304,822
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	5,572	5,455,044
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	4,821	4,745,600
Novartis Capital Corp., 3.40%, 05/06/24	9,931	9,770,714
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	3,643	3,585,404
3.40%, 05/15/24(a)	5,034	4,951,694
Wyeth LLC, 6.45%, 02/01/24(a)	2,648	2,656,050
		115,095,978
Pipelines — 3.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	3,337	3,287,045
Enbridge Inc.
2.15%, 02/16/24(a)	1,736	1,699,804
3.50%, 06/10/24 (Call 03/10/24)(a)	3,201	3,138,485
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	2,957	2,906,110
4.25%, 04/01/24 (Call 01/01/24)	2,890	2,853,528

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 04/15/24 (Call 03/15/24)	$4,023	$3,983,776
4.90%, 02/01/24 (Call 11/01/23)(a)	1,767	1,755,126
5.88%, 01/15/24 (Call 10/15/23)(a)	3,941	3,937,098
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	4,514	4,464,527
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	3,239	3,209,784
4.25%, 09/01/24 (Call 06/01/24)	3,902	3,839,061
4.30%, 05/01/24 (Call 02/01/24)	3,136	3,098,274
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	6,540	6,458,642
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	3,238	3,136,424
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	4,263	4,145,810
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	2,309	2,302,974
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	5,227	5,189,522
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(a)	5,442	5,147,751
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	5,214	5,163,007
4.55%, 06/24/24 (Call 03/24/24)	6,330	6,257,965
		75,974,713
Real Estate Investment Trusts — 3.2%
American Tower Corp.
0.60%, 01/15/24(a)	2,621	2,558,463
3.38%, 05/15/24 (Call 04/15/24)	3,877	3,798,452
5.00%, 02/15/24	5,227	5,197,363
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	1,790	1,744,713
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	3,460	3,401,907
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	1,314	1,260,100
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	50	48,700
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	5,274	5,129,809
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	6,413	6,165,202
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)(a)	1,887	1,855,298
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	2,139	2,114,530
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	2,898	2,811,089
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)(a)	2,554	2,506,470
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	2,486	2,388,300
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	2,141	2,097,452
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	1,353	1,330,364
NNN REIT Inc., 3.90%, 06/15/24 (Call 03/15/24)	2,431	2,382,745
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	2,035	2,012,432
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)(a)	2,053	2,014,711
4.60%, 02/06/24 (Call 11/06/23)(a)	2,677	2,657,029
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	5,395	5,180,387
3.38%, 10/01/24 (Call 07/01/24)(a)	5,086	4,950,255
3.75%, 02/01/24 (Call 11/01/23)	2,982	2,950,778
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	$2,027	$1,988,710
3.75%, 05/01/24 (Call 02/01/24)	2,378	2,334,007
Welltower Inc., 4.50%, 01/15/24 (Call 10/15/23)(a)	1,615	1,600,433
Welltower OP LLC, 3.63%, 03/15/24 (Call 02/15/24)(a)	5,246	5,162,956
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	2,907	2,868,889
		80,511,544
Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	2,613	2,536,204
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	3,139	3,077,821
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	5,467	5,349,897
Dollar General Corp., 4.25%, 09/20/24	4,215	4,148,024
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	6,841	6,769,512
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	3,677	3,575,588
McDonald’s Corp., 3.25%, 06/10/24(a)	4,840	4,750,460
Target Corp., 3.50%, 07/01/24	7,891	7,749,988
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	60	58,522
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	3,250	3,139,727
2.85%, 07/08/24 (Call 06/08/24)(a)	6,125	5,981,307
3.30%, 04/22/24 (Call 01/22/24)(a)	7,017	6,909,219
		54,046,269
Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	4,392	4,345,489
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	3,548	3,457,774
Intel Corp.
2.70%, 06/17/24 (Call 04/17/24)(a)	370	361,290
2.88%, 05/11/24 (Call 03/11/24)(a)	7,502	7,347,534
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	4,132	4,090,556
Microchip Technology Inc.
0.97%, 02/15/24(a)	7,970	7,756,085
0.98%, 09/01/24	4,918	4,666,690
NVIDIA Corp., 0.58%, 06/14/24 (Call 08/11/23)	4,720	4,524,687
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)	6,293	6,248,634
Qorvo Inc., 1.75%, 12/15/24 (Call 08/11/23)(c)	3,054	2,864,163
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,668	4,582,249
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)(a)	2,835	2,769,795
4.70%, 11/18/24	2,527	2,517,777
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	5,569	5,445,535
		60,978,258
Software — 2.5%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,875	1,849,350
Fidelity National Information Services Inc., 0.60%, 03/01/24(a)	4,727	4,574,082
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(a)	10,757	10,457,848
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	8,037	7,928,259
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	10,781	10,451,101
3.40%, 07/08/24 (Call 04/08/24)(a)	10,298	10,078,962
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	3,797	3,651,613

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc., 0.63%, 07/15/24 (Call 08/11/23)(a)	$5,644	$5,391,262
Take-Two Interactive Software Inc., 3.30%, 03/28/24(a)	351	344,931
VMware Inc., 1.00%, 08/15/24 (Call 08/11/23)	7,782	7,403,950
		62,131,358
Telecommunications — 1.8%
AT&T Inc., 0.90%, 03/25/24 (Call 08/11/23)(a)	10,682	10,350,965
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(a)	3,345	3,238,763
Cisco Systems Inc., 3.63%, 03/04/24(a)	4,499	4,444,742
Motorola Solutions Inc., 4.00%, 09/01/24(a)	597	584,559
Sprint LLC, 7.13%, 06/15/24(a)	10,145	10,239,551
Verizon Communications Inc.
0.75%, 03/22/24	5,245	5,074,328
3.50%, 11/01/24 (Call 08/01/24)(a)	6,801	6,639,204
Vodafone Group PLC, 3.75%, 01/16/24(a)	3,885	3,847,665
		44,419,777
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,986	2,880,684

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	4,216	4,125,229
3.75%, 04/01/24 (Call 01/01/24)	2,811	2,774,935
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	1,967	1,904,017
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 08/31/23)	8,458	7,991,626
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	4,164	4,076,015
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	2,345	2,320,917
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	3,079	2,970,465
3.65%, 03/18/24 (Call 02/18/24)(a)	3,362	3,315,907
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	2,807	2,765,765
3.65%, 02/15/24 (Call 11/15/23)	2,391	2,359,486
3.75%, 03/15/24 (Call 12/15/23)(a)	2,086	2,059,216
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,435	2,353,160
2.80%, 11/15/24 (Call 09/15/24)(a)	2,713	2,625,885
		41,642,623
Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)(a)	$1,586	$1,568,776

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)(a)	1,773	1,753,692

Total Long-Term Investments — 98.2%
(Cost: $2,496,712,739)	.	2,441,260,723

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	242,579	242,652,060
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	23,140	23,140,000

Total Short-Term Securities — 10.7%
(Cost: $265,736,936)		265,792,060

Total Investments — 108.9%
(Cost: $2,762,449,675)		2,707,052,783

Liabilities in Excess of Other Assets — (8.9)%		(221,148,298)

Net Assets — 100.0%		$2,485,904,485

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$90,141,694	$152,484,433	(a)	$—	$(21,274)	$47,207	$242,652,060	242,579	$457,931	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,885,000	14,255,000	(a)	—	—	—	23,140,000	23,140	396,855		6
					$(21,274)	$47,207	$265,792,060		$854,786		$6

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,441,260,723	$—	$2,441,260,723
Short-Term Securities
Money Market Funds	265,792,060	—	—	265,792,060
	$265,792,060	$2,441,260,723	$—	$2,707,052,783

Portfolio Abbreviation

REIT	Real Estate Investment Trust